Consolidated Statements of Shareholders' Equity (unaudited) - CAD ($) $ in Millions		Total		Share Capital [Member]	Paid in Surplus [Member]	Retained Earnings [Member]	AOCI [Member] [1]
Beginning balance at Dec. 31, 2016		$ 11,590		$ 5,534	$ 4,350	$ 796	$ 910
Net Earnings (Loss)	[4]	2,828	[2],[3]			2,828
Other Comprehensive Income (Loss)		(151)	[3]				(151)
Comprehensive Income (Loss)		2,677	[3]			2,828	(151)
Common Shares Issued		5,506		5,506
Stock-Based Compensation Expense		7			7
Dividends on Common Shares		(102)				(102)
Ending balance at Jun. 30, 2017		19,678		11,040	4,357	3,522	759
Beginning balance at Dec. 31, 2016		11,590		5,534	4,350	796	910
Ending balance at Dec. 31, 2017		19,981		11,040	4,361	3,937	643
Net Earnings (Loss)		(1,072)				(1,072)
Other Comprehensive Income (Loss)		212					212
Comprehensive Income (Loss)		(860)				(1,072)	212
Stock-Based Compensation Expense		4			4
Dividends on Common Shares		(122)				(122)
Ending balance at Jun. 30, 2018		$ 19,003		$ 11,040	$ 4,365	$ 2,743	$ 855

[1]	Accumulated Other Comprehensive Income (Loss).
[2]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.
[3]	The comparative period has been restated to reflect measurement period adjustments related to the Acquisition as discussed in Note 7.
[4]	The comparative period has been restated to reflect the measurement period adjustments related to the Acquisition as discussed in Note 7.